Goodwill - Additional Information (Detail) - USD ($)	May 01, 2026	May 01, 2025	May 01, 2024	Jun. 30, 2026	Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment charge	$ 0	$ 0	$ 0
Accumulated goodwill impairment				$ 11,300,000,000	$ 11,300,000,000